Material partly-owned subsidiaries (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 01, 2017
Disclosure of subsidiaries [line items]
Accumulated balances of material non-controlling interest	S/ 148	S/ 112,589
Loss allocated to material non-controlling interest	S/ 13,151	S/ 3,280	S/ 3,865
Fosfatos del Pacifico S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of equity interest held by non-controlling interests		30.00%
Accumulated balances of material non-controlling interest		S/ 100,722		S/ 100,357
Loss allocated to material non-controlling interest	S/ 365	S/ 2,703	2,992
Salmueras Sudamericanas S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of equity interest held by non-controlling interests	25.10%	25.10%
Accumulated balances of material non-controlling interest	S/ 147	S/ 11,867
Loss allocated to material non-controlling interest	S/ 12,786	S/ 577	S/ 873